Consolidated Statements Of Cash Flows	12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY	Jun. 30, 2010 LNS [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] USD ($)	Jun. 30, 2011 Wentai Education Group [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (63,122,576)	(407,992,772)	5,659,825	96,990,243
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	1,279,268	8,268,550	6,895,938	5,779,198
Depreciation of property, plant and equipment	2,668,021	17,244,752	10,827,312	4,901,623
Allowance for doubtful debts (net)	3,431,075	22,176,752	21,262,662	854,033
Write-down of excess and obsolete inventories	323,859	2,093,266	9,667,136	2,131,102
Loss on disposal of property, plant and equipment	205,321	1,327,093	696,290	13,187
Impairment loss on intangible assets	145,846	942,678	264,227
Share-based compensation	1,769,570	11,437,616	10,395,821	8,173,461
Derivative gain				(5,807,511)
Loss (gain) on trading investments, net	(101,162)	(653,861)	(868,255)	1,428,850
Unrealized exchange difference	(426,259)	(2,755,126)	(4,290,296)	(3,620,484)
Impairment loss on inventory	12,750,251	82,411,247
Impairment loss on account receivables	25,173,717	162,710,320
Gain on disposal of ELP (as defined in note 11) business	(1,846,697)	(11,936,125)
Impairment loss on available-for-sale investment	682,217	4,409,508
Changes in current assets and liabilities:
Trading investments	951,039	6,147,040	3,354,018	3,467,425
Accounts receivable	13,804,665	89,226,454	(158,332,518)	(10,779,438)
Related party receivables	25,562	165,218	190,423	78,462
Inventories	4,155,351	26,858,112	(399,894)	(69,110,434)
Prepaid expenses and other current assets	6,109,205	39,486,852	187,521	(11,034,028)
Deferred tax assets	338,754	2,189,542	808,067	83,085
Accounts payables	(9,805,636)	(63,378,727)	(5,572,429)	47,733,636
Other payables and accruals	(4,134,274)	(26,721,883)	(14,806,402)	14,441,414
Advances from customers	181,717	1,174,529	2,831,761	482,643
Deferred revenue	116,152	750,752	4,449,056	(3,448,578)
Income tax payables	838,651	5,420,618	(564,214)	(316,440)
Deferred tax liabilities	(25,961)	(167,801)	(1,071,396)
Net cash provided by (used in) operating activities	(4,512,324)	(29,165,396)	(108,415,347)	82,441,449
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,805,303)	(18,132,076)	(20,361,429)	(96,829,444)
Acquisition of intangible assets	(561,921)	(3,631,976)	(7,825,000)	(3,736,744)
Acquisition of the Little New Star Education Group ("LNS") (note 10)			(4,485,215)
Acquisition of the Wentai Education Group (note 10)	(5,458,855)	(35,283,311)
Disposal of subsidiaries (note 11)	4,338,374	28,041,081
Deposits for investment	(618,860)	(4,000,000)	(4,200,000)	(21,581,952)
Decrease (increase) in held-to-maturity investments	(6,807,457)	(44,000,000)		747,000,000
Increase in investments			(20,480,700)
(Increase) decrease in short-term bank deposits	4,332,019	28,000,000	214,200,000	(274,200,000)
Net cash provided by (used in) investing activities	(7,582,003)	(49,006,282)	156,847,656	350,651,860
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	8	49
Proceeds from exercise of shares options	59,791	386,458	10,506,502	661,964
Shares repurchase	(2,847,505)	(18,404,849)	(38,698,609)	(62,461,993)
Dividend paid to ordinary and preference shareholders				(137,519,663)
Repayment of short term borrowings	(232,072)	(1,500,000)	(7,000,000)
Net cash used in financing activities	(3,019,778)	(19,518,342)	(35,192,107)	(199,319,692)
Effect of exchange rate changes on cash and cash equivalents	(489,333)	(3,162,803)	(424,144)	(85,011)
Net increase (decrease) in cash and cash equivalents	(15,114,105)	(97,690,020)	13,240,202	233,773,617
Cash and cash equivalents at the beginning of year	78,398,317	506,727,524	493,911,466	260,222,860
Cash and cash equivalents at the end of year	62,794,879	405,874,701	506,727,524	493,911,466
Supplemental disclosure of cash flow information:
Income taxes paid (refund)	77,461	513,598	(803,368)	488,238
Non-cash investing and financing activities:
Derivative gain				5,807,511
Acquisition of property, plant and equipment funded through other payables and accruals				9,833,622
Acquisition of LNS through issue of shares			37,385,000
Acquisition through settlement of deposits for investment					21,581,952	$ 649,803	4,200,000